Intangibles - Estimated Future Amortization Expense from Amortized Intangible Aassets (Detail) (USD $)	Dec. 31, 2012
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 293,750
2014	293,750
2015	293,750
2016	293,750
2017	293,750
Thereafter	783,333
Finite Lived Intangible Assets, Amortization Expense, Net, Total	2,252,083
Active Agent List
Acquired Finite-Lived Intangible Assets [Line Items]
2013	66,000
2014	66,000
2015	66,000
2016	66,000
2017	44,000
Finite Lived Intangible Assets, Amortization Expense, Net, Total	$ 308,000